DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated July 9, 2014, to

Statement of Additional Information Dated February 28, 2014

Effective May 29, 2014, the Board of Trustees of the Trust elected a new Chief Compliance Officer and a new Assistant Secretary to the Trust, replacing the former Chief Compliance Officer and a former Assistant Secretary, respectively. Accordingly, this Statement of Additional Information is revised as follows:

On pages 38-40, the table listing the names of the Trustees and executive officers of the Trust is deleted in its entirety and replaced with the following:

Trustees

Name and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus Ohio Office, Jones Day, January 2009 to present; Partner, Jones Day, January 2003 to January 2009.	9	None

D’Ray Moore Rice Year of Birth: 1959	Chairman Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	9	Advisers Investment Trust, July 2011 to present

George A. Skestos Year of Birth: 1968	Trustee	Since August 2000	Managing Member, Arcadia Holdings, LLC (private investment banking firm), June 2000 until present.	9	None

Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Retired, 2012 to present; Chief Executive Officer, ClearBridge Advisors, LLC, 2009-2011; Chairman and Chief Executive Officer, Neuberger Berman Funds, 1988-2008; President, Neuberger Berman Management, 1988-2008.	9	Neuberger Berman Funds, March 1999 to December 2008

Name and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Officers

James F. Laird Year of Birth: 1957	President	Since December 2001	Chief Financial Officer of Diamond Hill Investment Group, Inc. since December 2001.	N/A	N/A

Gary R. Young Year of Birth: 1969	Secretary and Chief Administrative Officer	Since May 2004 Since October 2010	Controller of Diamond Hill Investment Group, Inc. since April 2004; Chief Compliance Officer of Diamond Hill Capital Management Inc., since October 2010.	N/A	N/A

Karen R. Colvin Year of Birth: 1966	Vice President	Since November 2011	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present; Assistant Vice President, Nationwide Financial Services, Inc., September 2000 to June 2009.	N/A	N/A

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc. 2008 to present	N/A	N/A

Eimile J. Moore Year of Birth: 1969	Chief Compliance Officer	Since May 2014	Director, Beacon Hill Fund Services, Inc. September, 2011 to present; Vice President, JPMorgan Distribution Services, Inc. 2006-2011	N/A	N/A

Dana A. Gentile Year of Birth: 1962	Assistant Secretary	Since May 2013	Director, Beacon Hill Fund Services, Inc. 2013 to present; Senior Vice President Citi Fund Services 1987-2013	N/A	N/A

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Since May 2014	Director, Beacon Hill Fund Services, Inc. March, 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002-March 2014	N/A	N/A

[1]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
[2]	This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

This Supplement and the prospectus dated February 28, 2014, and Statement of Additional Information dated February 28, 2014, provide the information a prospective investor ought to know before investing and should be retained for future reference.